UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5582

                            OPPENHEIMER CASH RESERVES
                            -------------------------

               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31
                                                 -------

                    Date of reporting period: APRIL 30, 2005
                                              --------------

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--12.8%
-------------------------------------------------------------------------------------------------------------------------
BNP Paribas, New York, 2.916%, 6/22/05 1                                           $    10,000,000       $     9,999,355
-------------------------------------------------------------------------------------------------------------------------
Calyon, New York, 2.78%, 5/5/05                                                         10,000,000            10,000,000
-------------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce NY, 2.99%, 6/28/05 1                                 20,000,000            19,999,041
-------------------------------------------------------------------------------------------------------------------------
Citibank NA, 2.74%, 5/13/05                                                             11,000,000            11,000,000
-------------------------------------------------------------------------------------------------------------------------
Nordea Bank Finland plc, New York Branch:
2.915%, 6/10/05                                                                          7,000,000             6,999,641
2.989%, 6/29/05 1                                                                        7,000,000             6,999,602
-------------------------------------------------------------------------------------------------------------------------
Societe Generale, New York, 2.88%, 6/14/05 1                                            20,000,000            19,999,272
-------------------------------------------------------------------------------------------------------------------------
Svenska Handelsbanken NY, 3%, 6/29/05                                                    5,000,000             5,000,000
-------------------------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.78%, 5/11/05                                                      15,000,000            15,000,000
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual Bank FA:
2.74%, 5/16/05                                                                          18,000,000            17,999,543
2.99%, 6/20/05                                                                           5,280,000             5,280,000
                                                                                                         ----------------
Total Certificates of Deposit (Cost $128,276,454)                                                            128,276,454

-------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--20.1%
-------------------------------------------------------------------------------------------------------------------------
AB SPINTAB, 2.80%, 5/23/05                                                              15,000,000            14,974,333
-------------------------------------------------------------------------------------------------------------------------
Bank of America NA, 2.70%, 5/5/05                                                       10,000,000            10,000,000
-------------------------------------------------------------------------------------------------------------------------
Barclays US Funding Corp.:
2.70%, 5/6/05                                                                            6,000,000             5,997,750
2.83%, 5/26/05                                                                           8,000,000             7,984,278
-------------------------------------------------------------------------------------------------------------------------
Calyon North America, Inc., 3.045%, 7/15/05                                             15,000,000            14,904,844
-------------------------------------------------------------------------------------------------------------------------
DnB NOR Bank ASA, 2.78%, 5/20/05                                                        15,000,000            14,977,992
-------------------------------------------------------------------------------------------------------------------------
Governor & Co. of the Bank of Ireland:
2.85%, 6/3/05 2                                                                         10,000,000             9,973,875
2.93%, 6/1/05 2                                                                         10,000,000             9,974,769
-------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services:
2.715%, 5/11/05                                                                         10,000,000             9,992,458
3%, 6/29/05                                                                              7,000,000             6,965,583
3.04%, 7/11/05                                                                          12,000,000            11,928,053
-------------------------------------------------------------------------------------------------------------------------
Nordea North America, Inc., 2.82%, 5/25/05                                              13,500,000            13,474,620
-------------------------------------------------------------------------------------------------------------------------
Scotiabanc, Inc., 2.70%, 5/10/05 2                                                      10,000,000             9,993,250
-------------------------------------------------------------------------------------------------------------------------
Skandinaviska Enskilda Banken AB, 2.85%, 6/24/05 2                                      19,000,000            18,914,500
-------------------------------------------------------------------------------------------------------------------------
St. George Bank Ltd., 3.01%, 6/30/05 2                                                  10,000,000             9,949,833
-------------------------------------------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc., 2.945%, 6/8/05 2                                            7,250,000             7,227,463
-------------------------------------------------------------------------------------------------------------------------
Swedbank AB, 3.015%, 7/8/05                                                              5,000,000             4,971,525
-------------------------------------------------------------------------------------------------------------------------
UBS Finance (Delaware) LLC:
2.86%, 5/16/05                                                                          10,000,000             9,988,083
2.89%, 5/19/05                                                                           5,000,000             4,992,775
2.93%, 6/14/05                                                                           4,800,000             4,782,811
                                                                                                         ----------------
Total Direct Bank Obligations (Cost $201,968,795)                                                            201,968,795

-------------------------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--0.7%
-------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Bank, guaranteeing commercial paper of NATC California
LLC, 3.07%, 7/19/05 (Cost $7,677,923)                                                    7,730,000             7,677,923
-------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--65.7%
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED--23.3%
Cable Beach LP, 3.115%, 7/14/05 2                                                        7,000,000             6,955,179
-------------------------------------------------------------------------------------------------------------------------


1        |        OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED CONTINUED
Chesham Finance LLC:
2.90%, 5/9/05  2                                                                   $     1,725,000       $     1,723,888
3%, 5/2/05  2                                                                            9,900,000             9,899,175
-------------------------------------------------------------------------------------------------------------------------
Crown Point Capital Co., 2.94%, 5/10/05 2                                                2,221,000             2,219,368
-------------------------------------------------------------------------------------------------------------------------
Fairway Finance Corp., 2.93%, 5/16/05 2                                                  2,811,000             2,807,568
-------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust I, 2.88%, 6/3/05                                                       12,000,000            11,968,320
-------------------------------------------------------------------------------------------------------------------------
FCAR Owner Trust II:
2.74%, 5/11/05                                                                          15,000,000            14,988,583
2.99%, 6/15/05                                                                           3,000,000             2,988,788
-------------------------------------------------------------------------------------------------------------------------
Gotham Funding Corp., 3.03%, 6/21/05 2                                                  10,000,000             9,957,075
-------------------------------------------------------------------------------------------------------------------------
Legacy Capital LLC, 2.89%, 6/6/05 2                                                     15,600,000            15,554,916
-------------------------------------------------------------------------------------------------------------------------
Lexington Parker Capital Co. LLC:
2.74%, 5/13/05 2                                                                        18,610,000            18,593,003
2.90%, 6/6/05 2                                                                          2,000,000             1,994,200
3.055%, 7/6/05 2                                                                         3,500,000             3,480,397
-------------------------------------------------------------------------------------------------------------------------
Neptune Funding Corp.:
3.02%, 6/15/05 2                                                                        10,000,000             9,962,250
3.04%, 6/22/05 2                                                                         8,000,000             7,964,871
3.04%, 6/24/05 2                                                                        10,000,000             9,954,400
3.08%, 7/13/05 2                                                                         1,800,000             1,788,758
-------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 3.06%, 7/1/05                                                   10,000,000             9,948,150
-------------------------------------------------------------------------------------------------------------------------
Perry Global Funding LLC, Series A:
2.95%, 6/2/05 2                                                                         12,916,000            12,882,131
2.99%, 6/20/05 2                                                                        17,000,000            16,929,403
-------------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.:
2.80%, 5/2/05 2                                                                          3,400,000             3,399,736
2.98%, 5/26/05 2                                                                        10,000,000             9,979,306
-------------------------------------------------------------------------------------------------------------------------
Solitaire Funding LLC, 2.73%, 5/11/05 2                                                 10,000,000             9,992,417
-------------------------------------------------------------------------------------------------------------------------
Thornburg Mortgage Capital Resources, 2.95%, 5/31/05 2                                  10,000,000             9,981,972
-------------------------------------------------------------------------------------------------------------------------
Victory Receivables Corp.:
2.72%, 5/5/05 2                                                                          5,030,000             5,028,480
2.81%, 5/2/05 2                                                                          1,400,000             1,399,891
2.92%, 5/16/05 2                                                                         5,000,000             4,993,917
2.94%, 5/17/05 2                                                                         8,210,000             8,198,980
-------------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp., 2.93%, 5/19/05 2                                                 8,400,000             8,387,694
                                                                                                         ----------------
                                                                                                             233,922,816

-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Mississippi Business Finance Corp., 3.11%, 5/5/05 1                                      3,845,000             3,845,000
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--2.6%
Illinois Tool Works, Inc., 3%, 6/23/05                                                  26,450,000            26,333,179
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--12.3%
Banc of America Securities LLC, 2.97%, 5/2/05 1                                         15,000,000            15,000,000
-------------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc.:
2.72%, 5/12/05                                                                          12,000,000            11,990,027
3.04%, 7/11/05                                                                          11,000,000            10,934,049
-------------------------------------------------------------------------------------------------------------------------


2        |        OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
Bear Stearns Cos., Inc., Series B, 3.06%, 5/13/05 1                                $     6,000,000       $     6,000,296
-------------------------------------------------------------------------------------------------------------------------
First Clearing LLC, 3.06%, 6/6/05 1                                                     14,250,000            14,250,000
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 2.94%, 5/7/05 1,3                                            25,000,000            25,000,000
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 3.125%, 12/15/05 1                                               18,000,000            18,000,000
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., Series B, 3.40%, 6/13/05 1                                    6,900,000             6,903,473
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.93%, 6/3/05                                                           15,000,000            14,959,713
                                                                                                         ----------------
                                                                                                             123,037,558

-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.7%
Bank of America Corp., 2.82%, 5/12/05                                                   17,500,000            17,484,921
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.9%
General Electric Capital Corp., 2.97%, 6/16/05                                          17,500,000            17,433,588
-------------------------------------------------------------------------------------------------------------------------
General Electric Capital Services:
2.78%, 5/20/05                                                                           5,000,000             4,992,664
2.96%, 6/15/05                                                                          10,000,000             9,963,000
-------------------------------------------------------------------------------------------------------------------------
Greenwich Capital Holdings, Inc., 2.914%, 8/15/05 1                                      9,000,000             9,000,000
-------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp.:
2.97%, 6/17/05                                                                          13,000,000            12,949,762
3.055%, 7/18/05                                                                         15,000,000            14,899,575
                                                                                                         ----------------
                                                                                                              69,238,589

-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
AL Incentives Finance Authority Special Obligation Bonds, Series 1999-C,
3.12%, 5/5/05 1                                                                          9,355,000             9,355,000
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Columbus, GA Development Authority Revenue Bonds, ECLA Family Partnership
LLP Project, Series 2004, 3.17%, 5/5/05 1                                                3,200,000             3,200,000
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.7%
ING America Insurance Holdings, Inc., 2.97%, 6/16/05                                     8,500,000             8,467,743
-------------------------------------------------------------------------------------------------------------------------
ING Verzekeringen NV, 3.01%, 6/22/05                                                    10,000,000             9,956,522
-------------------------------------------------------------------------------------------------------------------------
Jackson National Life Global Funding, Series 2004-6, 2.954%, 5/16/05 1,3                 5,000,000             5,000,000
-------------------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, Series 2003-5, 2.994%, 5/16/05  1,3                  8,600,000             8,600,000
-------------------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 2.89%, 5/1/05 1                                    10,000,000            10,000,000
-------------------------------------------------------------------------------------------------------------------------
Security Life of Denver Insurance Co., 3.14%, 5/25/05 1                                 10,000,000            10,000,000
-------------------------------------------------------------------------------------------------------------------------
United of Omaha Life Insurance Co., 2.96%, 5/1/05 1,3                                    5,000,000             5,000,000
                                                                                                         ----------------
                                                                                                              57,024,265

-------------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--1.5%
American Honda Finance Corp., 2.836%, 12/6/05 1,4                                        5,000,000             4,999,850
-------------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp., 2.95%, 6/8/05                                                 9,805,000             9,774,468
                                                                                                         ----------------
                                                                                                              14,774,318

-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
CAS Realty, Inc., Series 2004, 3.21%, 5/1/05 1                                           6,740,000             6,740,000
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.0%
Procter & Gamble Co., 2.86%, 6/2/05 2                                                   20,000,000            19,949,156


3        |        OPPENHEIMER CASH RESERVES

Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS  APRIL 30, 2005/UNAUDITED
--------------------------------------------------------------------------------

                                                                                         PRINCIPAL
                                                                                            AMOUNT                 VALUE
-------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--7.4%
Blue Spice LLC, 3.08%, 7/22/05 2                                                   $     8,000,000       $     7,943,876
-------------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series A, 3.02%, 6/14/05                     5,100,000             5,081,175
-------------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers, Inc., Series B:                                    2,500,000             2,498,403
2.875%, 5/9/05
2.90%, 5/27/05                                                                           4,300,000             4,291,087
-------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 3.024%, 6/30/05 1,4                                                       13,000,000            12,999,565
-------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 2.904%, 12/15/05 1,4                                                 10,000,000             9,998,126
-------------------------------------------------------------------------------------------------------------------------
RACERS Trust, Series 2004-6-MM, 3.001%, 5/23/05 1                                        2,500,000             2,500,000
-------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 2.904%, 5/16/05 1,4                                                29,000,000            28,993,040
                                                                                                         ----------------
                                                                                                              74,305,272

                                                                                                         ----------------
Total Short-Term Notes (Cost $659,210,074)                                                                   659,210,074

-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--1.0%
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
1.55%, 5/4/05                                                                            5,000,000             5,000,000
1.60%, 5/13/05                                                                           5,000,000             5,000,000
                                                                                                         ----------------
Total U.S. Government Agencies (Cost $10,000,000)                                                             10,000,000

-------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,007,133,246)                                            100.3%        1,007,133,246
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                         (0.3)           (3,266,443)

                                                                                   --------------------------------------
NET ASSETS                                                                                   100.0%      $ 1,003,866,803
                                                                                   ======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $287,955,697, or 28.68% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of April 30, 2005 was $43,600,000, which represents 4.34% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $56,990,581 or 5.68% of the Fund's net assets as of April 30, 2005.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ILLIQUID SECURITIES. As of April 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


4        |        OPPENHEIMER CASH RESERVES

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a)  Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Oppenheimer Cash Reserves

By:     /S/ JOHN V. MURPHY
        ----------------------------
        John V. Murphy
        Principal Executive Officer
Date:   June 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:       /S/ JOHN V. MURPHY
          ----------------------------
          John V. Murphy
          Principal Executive Officer
Date:     June 15, 2005

By:       /S/ BRIAN W. WIXTED
          ----------------------------
          Brian W. Wixted
          Chief Financial Officer
Date:     June 15, 2005